DEBT (Schedule of Future Annual Contractual Principal Payment Commitments of Debt) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021
Debt Instrument [Line Items]
2022			$ 307,685
2023	4,932,015		4,876,832
2024
2025
2026
Thereafter	$ 500,000		$ 500,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Maturity Date	Ranging from August to September 2023		Ranging between June 2023 and March 2030
2022
2023	2,900,000		2,900,000
2024
2025
2026
Thereafter			$ 500,000
Nonconvertible promissory notes [Member]
Debt Instrument [Line Items]
Maturity Date	Ranging between June 2023 and December 2023	[1]	Ranging between January 2022 and December 2023
2022	$ 55,182	[1]	$ 307,685
2023	868,960	[1]	868,959
2024		[1]
2025		[1]
2026		[1]
Thereafter		[1]
Loan From Related Party [Member]
Debt Instrument [Line Items]
Maturity Date	July 2023		July 31, 2023
2022
2023	1,107,873		1,107,873
2024
2025
2026
Thereafter
Convertible Notes Payable Fair Value Option [Member]
Debt Instrument [Line Items]
Maturity Date	March 2030
2022
2023
2024
2025
2026
Thereafter	$ 500,000

[1]	Pursuant to the terms of one of the nonconvertible promissory notes, the Company makes monthly payments of principal and interests. This note matures on December 2023, however, the amounts in the 2022 column represent principal payments to be made during 2022.